Party-in-Interest and Related Party Transactions (Details) - Disney Hourly Savings and Investment Plan - USD ($)	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend Income Receivable		$ 896,641	$ 606,816
The Plan
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Fees Paid		525,742
Dividend Income		1,450,858
Employer
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative Expenses		1,984,560
Employer | Subsequent Event
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative Expenses	$ 553,292
Participant
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Liability to Employer		29,742,207
Payments from Participant on Borrowings		$ 20,732,352